SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2023
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS	NOTE 31. SUBSEQUENT EVENTS Approval of Consolidated Financial Statements The consolidated financial statements were approved by the Board of Directors on XXX X, 2024.